Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income [Abstract]
Other Comprehensive (Loss) Income Disclosure
Other Comprehensive (Loss) Income
The following table presents the tax effect allocated to each component of other comprehensive (loss) income for each period presented:

	Before-Tax	Income Tax	Net-of-Tax
	Amount	(Expense) Benefit	Amount
2011
Defined benefit pension plan and VEBAs:
Net actuarial loss arising during the period	$(110.6)	$42.2	$(68.4)
Reclassification adjustments:
Less: amortization of net actuarial gain	0.6	(0.2)	0.4
Less: amortization of prior service cost	4.2	(1.6)	2.6
Total loss recognized in Accumulated other comprehensive loss related to defined benefit pension plan and VEBAs	(105.8)	40.4	(65.4)
Unrealized loss on available for sale securities	(0.1)	—	(0.1)
Foreign currency translation adjustment	0.2	—	0.2
Other comprehensive loss	$(105.7)	$40.4	$(65.3)
2010
Defined benefit pension plan and VEBAs:
Net actuarial gain arising during the period	$25.5	$(9.7)	$15.8
Reclassification adjustments:
Less: amortization of net actuarial gain	0.7	(0.2)	0.5
Less: amortization of prior service cost	4.2	(1.6)	2.6
Total income recognized in Accumulated other comprehensive income related to defined benefit pension plans	30.4	(11.5)	18.9
Unrealized gain on available for sale securities	0.1	—	0.1
Foreign currency translation adjustment	(0.5)	—	(0.5)
Other comprehensive income	$30.0	$(11.5)	$18.5
2009
Defined benefit pension plan and VEBAs:
Net actuarial gain arising during the period	$66.3	$(25.0)	$41.3
Prior service cost arising during the period	(33.8)	12.7	(21.1)
Reclassification adjustments
Less: amortization of net actuarial loss	3.8	(1.4)	2.4
Less: amortization of prior service cost	1.6	(0.6)	1.0
Total income recognized in Accumulated other comprehensive income related to defined benefit pension plans	37.9	(14.3)	23.6
Foreign currency translation adjustment	(1.5)	—	(1.5)
Other comprehensive income	$36.4	$(14.3)	$22.1